Average Annual Total Returns - Class D Shares - Janus Henderson Small-Mid Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	(3.15%)	9.20%	9.94%	Dec. 15, 2011	(3.32%)	7.33%	7.97%	Dec. 15, 2011	(1.75%)	[1]	7.03%	[1]	7.58%	[1]	Dec. 15, 2011	[1]	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.